PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks
Argentina 4.4%
MercadoLibre, Inc.*	205,934	$231,597,495
Canada 4.4%
Shopify, Inc. (Class A Stock)*	226,094	231,520,256
China 10.1%
Alibaba Group Holding Ltd., ADR*	426,958	107,174,997
Meituan Dianping (Class B Stock)*	6,380,618	157,741,082
Tencent Holdings Ltd.	2,306,440	157,432,683
Wuxi Biologics Cayman, Inc., 144A*	5,345,878	110,445,835
		532,794,597
France 11.0%
Hermes International	103,411	83,612,535
Kering SA	188,405	108,101,780
L’Oreal SA	305,012	101,267,890
LVMH Moet Hennessy Louis Vuitton SE	366,745	159,043,666
Pernod Ricard SA	320,764	55,021,028
Remy Cointreau SA(a)	475,722	76,529,121
		583,576,020
Italy 2.6%
Ferrari NV	756,364	136,274,526
Netherlands 5.7%
Adyen NV, 144A*	180,525	300,515,787
Switzerland 4.6%
Alcon, Inc.*	1,075,952	64,581,190
Givaudan SA	27,291	113,078,164
Roche Holding AG	198,317	68,990,119
		246,649,473
United Kingdom 1.8%
Experian PLC	2,705,242	94,909,177
United States 53.9%
Adobe, Inc.*	208,955	92,842,886
Amazon.com, Inc.*	119,430	377,957,732
Apple, Inc.	777,078	330,289,233

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Atlassian Corp. PLC (Class A Stock)*(a)			310,065	$54,772,982
Coupa Software, Inc.*(a)			112,510	34,478,690
DexCom, Inc.*(a)			198,810	86,589,707
DocuSign, Inc.*(a)			489,409	106,118,553
Dynatrace, Inc.*			2,388,983	99,931,159
Edwards Lifesciences Corp.*			534,264	41,891,640
Lululemon Athletica, Inc.*(a)			479,145	156,004,821
Mastercard, Inc. (Class A Stock)(a)			389,676	120,226,736
Match Group, Inc.*(a)			562,143	57,732,086
Microsoft Corp.			821,658	168,448,107
Netflix, Inc.*(a)			457,416	223,621,534
NVIDIA Corp.			263,510	111,883,711
Peloton Interactive, Inc. (Class A Stock)*			1,175,566	80,197,113
RingCentral, Inc. (Class A Stock)*(a)			513,406	149,026,360
Teladoc Health, Inc.*(a)			386,291	91,794,330
Tesla, Inc.*(a)			195,955	280,364,576
Trade Desk, Inc. (The) (Class A Stock)*(a)			214,735	96,914,200
Twilio, Inc. (Class A Stock)*(a)			314,722	87,310,177
				2,848,396,333

Total Long-Term Investments (cost $3,330,812,712)				5,206,233,664
Short-Term Investments 16.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	54,155,299	54,155,299
PGIM Institutional Money Market Fund (cost $807,934,863; includes $807,593,222 of cash collateral for securities on loan)(b)(w)	808,247,431	808,166,606

Total Short-Term Investments (cost $862,090,162)				862,321,905

TOTAL INVESTMENTS 114.8% (cost $4,192,902,874)				6,068,555,569
Liabilities in excess of other assets (14.8)%				(783,932,755)

Net Assets 100.0%				$5,284,622,814

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $791,813,861; cash collateral of $807,593,222 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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